CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 170,986	¥ 1,107,612	¥ 350,946
Restricted cash	$ 3,705	¥ 24,000	23,726
Time deposits			674,363
Held-to-maturity investments	$ 11,115	¥ 72,000	¥ 350,000
Available-for-sale investments	25,678	166,339
Inventories	350,750	2,272,087	¥ 2,201,170
Accounts receivable (net of allowance for doubtful accounts of RMB nil (US$ nil) as of December 31, 2014 and 2015)	5,460	35,367	28,763
Prepaid expenses and other current assets	93,826	607,785	575,646
Amounts due from related parties	78	509	¥ 375
Deferred tax assets, net	2,316	15,000
Total current assets	663,914	4,300,699	¥ 4,204,989
Equity method investments	215	1,393
Fixed assets, net	36,449	236,111	¥ 252,966
Prepaid land lease payments	6,411	41,530	42,423
Prepaid expenses and deposits	2,512	16,274	¥ 14,589
Other non-current assets	3,863	25,023
Total non-current assets	49,450	320,331	¥ 309,978
Total assets	713,364	4,621,030	4,514,967
Current Liabilities:
Accounts and notes payable (including accounts payable of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiaries without recourse to E-Commerce China Dangdang Inc. of RMB170,630 and RMB161,443 (US$24,923) as of December 31, 2014 and 2015, respectively)	417,301	2,703,190	2,479,314
Deferred revenue (including deferred revenue of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiaries without recourse to E-Commerce China Dangdang Inc. of RMB35,878 and RMB35,035 (US$5,408) as of December 31, 2014 and 2015, respectively)	63,943	414,208	627,122
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiaries without recourse to E-Commerce China Dangdang Inc. of RMB394,117 and RMB372,581 (US$57,517) as of December 31, 2014 and 2015, respectively)	93,498	605,663	704,483
Amounts due to related parties	352	2,280	2,237
Total current liabilities	575,094	3,725,341	3,813,156
Non-current liabilities (including non-current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiaries without recourse to E-Commerce China Dangdang Inc. of RMB3,317 and RMB2,488 (US$384) as of December 31, 2014 and 2015, respectively)	4,553	29,499	24,227
Total liabilities	$ 579,647	¥ 3,754,840	¥ 3,837,383
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 292,457	¥ 1,894,475	¥ 1,885,878
Accumulated other comprehensive loss	(6,405)	(41,487)	(129,948)
Accumulated deficit	(152,382)	(987,102)	(1,078,650)
Total shareholders' equity	133,717	866,190	677,584
Total liabilities and shareholders' equity	713,364	4,621,030	4,514,967
Class A [Member]
Shareholders' equity:
Common shares	31	201	201
Class B [Member]
Shareholders' equity:
Common shares	$ 16	¥ 103	¥ 103